Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Oct. 01, 2019	Oct. 01, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			$ 4,270	$ 2,564
Amounts recognised directly in OCI			180	167
Gross deferred tax assets			4,450	2,731
Set-off of deferred tax assets and deferred tax liabilities			(1,386)	(683)
Net deferred tax assets			3,064	2,048	$ 1,180
Provisions for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			1,788	1,158
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			335	309
Financial instruments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards				5
Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			223	195
Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			606	531
Other provisions | Previously reported
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards				590
Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			899
All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			419	366
Investment securities
Deferred tax assets
Amounts recognised directly in OCI				10
Cashflow hedges
Deferred tax assets
Amounts recognised directly in OCI			25	52
Defined benefit
Deferred tax assets
Amounts recognised directly in OCI			155	105
AASB 9 Financial Instruments
Deferred tax assets
Increase in deferred tax assets		$ 300
AASB 9 Financial Instruments | Provisions for ECL on loans and credit commitments
Deferred tax assets
Increase in deferred tax assets		297
AASB 9 Financial Instruments | Financial instruments
Deferred tax assets
Increase in deferred tax assets		3
AASB 16 Leases | Lease liabilities
Deferred tax assets
Increase in deferred tax assets	$ 948
Parent Entity
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			3,712	2,333
Amounts recognised directly in OCI			149	140
Gross deferred tax assets			3,861	2,473
Set-off of deferred tax assets and deferred tax liabilities			(1,364)	(548)
Net deferred tax assets			2,497	1,925	$ 1,102
Parent Entity | Provisions for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			1,507	1,003
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			308	286
Parent Entity | Financial instruments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards				2
Parent Entity | Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			198	173
Parent Entity | Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			570	511
Parent Entity | Other provisions | Previously reported
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards				561
Parent Entity | Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			825
Parent Entity | All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards			304	358
Parent Entity | Investment securities
Deferred tax assets
Amounts recognised directly in OCI				11
Parent Entity | Cashflow hedges
Deferred tax assets
Amounts recognised directly in OCI				28
Parent Entity | Defined benefit
Deferred tax assets
Amounts recognised directly in OCI			$ 149	$ 101
Parent Entity | AASB 9 Financial Instruments
Deferred tax assets
Increase in deferred tax assets		258
Parent Entity | AASB 9 Financial Instruments | Provisions for ECL on loans and credit commitments
Deferred tax assets
Increase in deferred tax assets		258
Parent Entity | AASB 9 Financial Instruments | Financial instruments
Deferred tax assets
Increase in deferred tax assets		$ 0
Parent Entity | AASB 16 Leases | Lease liabilities
Deferred tax assets
Increase in deferred tax assets	$ 872